Schedule of Investments (unaudited)
September 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.(a)	47,032	$ 18,793,987
Boeing Co.(a)	384,543	58,465,918
BWX Technologies, Inc.	60,931	6,623,200
Curtiss-Wright Corp.	25,666	8,436,158
General Dynamics Corp.(b)	180,720	54,613,584
General Electric Co.	719,938	135,765,908
HEICO Corp.	30,258	7,911,862
HEICO Corp., Class A	53,328	10,866,113
Hexcel Corp.	55,035	3,402,814
Howmet Aerospace, Inc.	266,449	26,711,512
Huntington Ingalls Industries, Inc.	26,490	7,003,426
L3Harris Technologies, Inc.	124,708	29,664,292
Loar Holdings, Inc.(a)(b)	6,812	508,107
Lockheed Martin Corp.	141,188	82,532,857
Northrop Grumman Corp.	91,821	48,487,915
RTX Corp.	879,417	106,550,164
Spirit AeroSystems Holdings, Inc., Class A(a)	78,755	2,560,325
Textron, Inc.	123,643	10,952,297
TransDigm Group, Inc.	36,052	51,450,891
Woodward, Inc.	38,674	6,632,978
		677,934,308
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	77,990	8,607,756
Expeditors International of Washington, Inc.(b)	91,763	12,057,658
FedEx Corp.(b)	148,894	40,749,310
GXO Logistics, Inc.(a)(b)	77,111	4,015,170
United Parcel Service, Inc., Class B	482,138	65,734,695
		131,164,589
Automobile Components — 0.1%
Aptiv PLC(a)(b)	177,810	12,804,098
BorgWarner, Inc.	153,208	5,559,918
Gentex Corp.(b)	158,205	4,697,107
Lear Corp.(b)	38,723	4,226,615
QuantumScape Corp., Class A(a)(b)	243,934	1,402,621
		28,690,359
Automobiles — 1.6%
Ford Motor Co.	2,585,018	27,297,790
General Motors Co.	745,879	33,445,214
Harley-Davidson, Inc.(b)	86,439	3,330,495
Lucid Group, Inc.(a)(b)	595,268	2,101,296
Rivian Automotive, Inc., Class A(a)(b)	541,008	6,070,110
Tesla, Inc.(a)	1,838,188	480,925,127
Thor Industries, Inc.(b)	34,015	3,737,908
		556,907,940
Banks — 3.2%
Bank of America Corp.	4,488,646	178,109,473
Bank OZK(b)	67,908	2,919,365
BOK Financial Corp.(b)	14,744	1,542,517
Citigroup, Inc.	1,267,509	79,346,063
Citizens Financial Group, Inc.	297,038	12,199,351
Columbia Banking System, Inc.(b)	133,760	3,492,474
Comerica, Inc.	85,330	5,112,120
Commerce Bancshares, Inc.	82,348	4,891,471
Cullen/Frost Bankers, Inc.(b)	39,317	4,398,000
East West Bancorp, Inc.(b)	89,357	7,393,398
Fifth Third Bancorp(b)	455,539	19,515,291
First Citizens BancShares, Inc., Class A	7,878	14,503,004
First Hawaiian, Inc.(b)	86,417	2,000,554
Security	Shares	Value
Banks (continued)
First Horizon Corp.	363,544	$ 5,645,838
FNB Corp.(b)	239,640	3,381,320
Huntington Bancshares, Inc.(b)	960,511	14,119,512
JPMorgan Chase & Co.	1,895,590	399,704,107
KeyCorp.	613,982	10,284,199
M&T Bank Corp.(b)	109,027	19,419,889
NU Holdings Ltd./Cayman Islands, Class A(a)(b)	2,103,685	28,715,300
Pinnacle Financial Partners, Inc.(b)	51,024	4,998,821
PNC Financial Services Group, Inc.	263,054	48,625,532
Popular, Inc.	45,406	4,552,860
Prosperity Bancshares, Inc.	60,317	4,347,046
Regions Financial Corp.(b)	612,388	14,287,012
Synovus Financial Corp.(b)	94,409	4,198,368
TFS Financial Corp.(b)	35,153	452,068
Truist Financial Corp.	877,846	37,545,473
U.S. Bancorp(b)	1,033,169	47,246,818
Webster Financial Corp.	111,855	5,213,562
Wells Fargo & Co.	2,317,496	130,915,349
Western Alliance Bancorp(b)	70,502	6,097,718
Wintrust Financial Corp.(b)	41,848	4,541,764
Zions Bancorp NA	94,207	4,448,455
		1,134,164,092
Beverages — 1.3%
Boston Beer Co., Inc., Class A(a)	6,589	1,905,144
Brown-Forman Corp., Class A(b)	30,607	1,471,585
Brown-Forman Corp., Class B(b)	111,990	5,509,908
Celsius Holdings, Inc.(a)(b)	115,779	3,630,829
Coca-Cola Co.	2,567,505	184,500,909
Coca-Cola Consolidated, Inc.	3,834	5,047,078
Constellation Brands, Inc., Class A(b)	104,918	27,036,319
Keurig Dr. Pepper, Inc.	698,420	26,176,782
Molson Coors Beverage Co., Class B	116,870	6,722,362
Monster Beverage Corp.(a)(b)	497,748	25,967,513
PepsiCo, Inc.	909,271	154,621,534
		442,589,963
Biotechnology — 2.0%
AbbVie, Inc.	1,171,765	231,400,152
Alnylam Pharmaceuticals, Inc.(a)(b)	83,279	22,904,223
Amgen, Inc.(b)	354,676	114,280,154
Apellis Pharmaceuticals, Inc.(a)	64,987	1,874,225
Biogen, Inc.(a)	96,704	18,745,103
BioMarin Pharmaceutical, Inc.(a)(b)	123,472	8,678,847
Exact Sciences Corp.(a)(b)	117,799	8,024,468
Exelixis, Inc.(a)	186,051	4,828,023
Gilead Sciences, Inc.	825,391	69,200,781
GRAIL, Inc.(a)(b)	17,371	239,025
Incyte Corp.(a)	123,818	8,184,370
Ionis Pharmaceuticals, Inc.(a)(b)	105,743	4,236,065
Moderna, Inc.(a)(b)	213,835	14,290,593
Natera, Inc.(a)(b)	73,371	9,314,449
Neurocrine Biosciences, Inc.(a)	65,801	7,581,591
Regeneron Pharmaceuticals, Inc.(a)	69,109	72,650,145
Roivant Sciences Ltd.(a)	281,166	3,244,656
Sarepta Therapeutics, Inc.(a)	58,949	7,362,141
Ultragenyx Pharmaceutical, Inc.(a)	60,756	3,374,996
United Therapeutics Corp.(a)	28,386	10,172,123
Vertex Pharmaceuticals, Inc.(a)	170,998	79,527,750
Viking Therapeutics, Inc.(a)	68,356	4,327,618
		704,441,498
Broadline Retail — 3.4%
Amazon.com, Inc.(a)	6,144,188	1,144,846,550
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Broadline Retail (continued)
Coupang, Inc., Class A(a)(b)	761,563	$ 18,696,372
Dillard’s, Inc., Class A(b)	2,021	775,437
eBay, Inc.(b)	334,753	21,795,768
Etsy, Inc.(a)	75,595	4,197,790
Kohl’s Corp.(b)	76,214	1,608,115
Macy’s, Inc.(b)	183,566	2,880,151
Nordstrom, Inc.(b)	70,287	1,580,755
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	39,632	3,852,230
		1,200,233,168
Building Products — 0.7%
A O Smith Corp.(b)	78,496	7,051,296
AAON, Inc.(b)	44,387	4,786,694
Advanced Drainage Systems, Inc.(b)	46,336	7,282,166
Allegion PLC	58,238	8,487,606
Armstrong World Industries, Inc.	29,048	3,817,779
AZEK Co., Inc., Class A(a)	95,332	4,461,538
Builders FirstSource, Inc.(a)	79,770	15,464,212
Carlisle Cos., Inc.	30,932	13,911,667
Carrier Global Corp.(b)	551,739	44,409,472
Fortune Brands Innovations, Inc.(b)	79,498	7,117,456
Hayward Holdings, Inc.(a)	92,819	1,423,843
Johnson Controls International PLC	447,794	34,753,292
Lennox International, Inc.(b)	21,276	12,856,874
Masco Corp.	143,046	12,007,281
Owens Corning	56,076	9,898,536
Simpson Manufacturing Co., Inc.(b)	27,546	5,268,723
Trane Technologies PLC	150,126	58,358,480
Trex Co., Inc.(a)(b)	71,197	4,740,296
		256,097,211
Capital Markets — 3.1%
Affiliated Managers Group, Inc.	22,312	3,967,074
Ameriprise Financial, Inc.(b)	65,940	30,979,271
Ares Management Corp., Class A	120,979	18,853,367
Bank of New York Mellon Corp.(b)	492,473	35,389,110
BlackRock, Inc.(c)	97,635	92,705,409
Blackstone, Inc., Class A	469,148	71,840,633
Blue Owl Capital, Inc., Class A(b)	329,847	6,385,838
Carlyle Group, Inc.(b)	139,628	6,012,382
Cboe Global Markets, Inc.	69,340	14,205,686
Charles Schwab Corp.	986,239	63,918,150
CME Group, Inc., Class A	238,017	52,518,451
Coinbase Global, Inc., Class A(a)	129,968	23,156,399
Evercore, Inc., Class A	23,211	5,880,275
FactSet Research Systems, Inc.(b)	25,393	11,676,971
Franklin Resources, Inc.(b)	189,006	3,808,471
Goldman Sachs Group, Inc.	208,563	103,261,627
Houlihan Lokey, Inc., Class A	34,646	5,474,761
Interactive Brokers Group, Inc., Class A(b)	68,879	9,598,977
Intercontinental Exchange, Inc.	375,844	60,375,580
Invesco Ltd.	248,796	4,368,858
Janus Henderson Group PLC	82,030	3,122,882
Jefferies Financial Group, Inc.	119,339	7,345,316
KKR & Co., Inc., Class A	443,680	57,935,734
Lazard, Inc.(b)	72,113	3,633,053
LPL Financial Holdings, Inc.	48,391	11,257,198
MarketAxess Holdings, Inc.	24,414	6,254,867
Moody’s Corp.	103,937	49,327,461
Morgan Stanley	767,733	80,028,488
Morningstar, Inc.	17,115	5,461,739
MSCI, Inc., Class A	50,556	29,470,609
Nasdaq, Inc.(b)	271,315	19,808,708
Security	Shares	Value
Capital Markets (continued)
Northern Trust Corp.	134,234	$ 12,085,087
Raymond James Financial, Inc.(b)	124,715	15,272,599
Robinhood Markets, Inc., Class A(a)	437,505	10,246,367
S&P Global, Inc.	206,972	106,925,875
SEI Investments Co.	68,639	4,749,132
State Street Corp.	195,937	17,334,546
Stifel Financial Corp.(b)	65,368	6,138,055
T Rowe Price Group, Inc.(b)	144,855	15,779,055
TPG, Inc., Class A(b)	56,665	3,261,637
Tradeweb Markets, Inc., Class A	75,635	9,353,781
Virtu Financial, Inc., Class A	63,979	1,948,800
XP, Inc., Class A(b)	268,231	4,812,064
		1,105,930,343
Chemicals — 1.5%
Air Products and Chemicals, Inc.(b)	147,160	43,815,418
Albemarle Corp.(b)	76,296	7,225,994
Ashland, Inc.(b)	33,391	2,904,015
Axalta Coating Systems Ltd.(a)	142,998	5,175,098
Celanese Corp., Class A(b)	73,231	9,956,487
CF Industries Holdings, Inc.	121,687	10,440,745
Chemours Co.	94,960	1,929,587
Corteva, Inc.(b)	460,863	27,094,136
Dow, Inc.	463,693	25,331,548
DuPont de Nemours, Inc.	275,898	24,585,271
Eastman Chemical Co.	75,941	8,501,595
Ecolab, Inc.	164,200	41,925,186
Element Solutions, Inc.	142,592	3,872,799
FMC Corp.(b)	82,177	5,418,751
Huntsman Corp.	115,723	2,800,497
International Flavors & Fragrances, Inc.	169,967	17,834,637
Linde PLC	317,767	151,530,372
LyondellBasell Industries NV, Class A	170,300	16,331,770
Mosaic Co.	207,945	5,568,767
NewMarket Corp.(b)	4,529	2,499,510
Olin Corp.(b)	79,517	3,815,226
PPG Industries, Inc.	154,738	20,496,595
RPM International, Inc.	84,098	10,175,858
Scotts Miracle-Gro Co.(b)	27,058	2,345,929
Sherwin-Williams Co.	155,162	59,220,680
Westlake Corp.(b)	21,978	3,303,074
		514,099,545
Commercial Services & Supplies — 0.6%
Cintas Corp.	229,084	47,163,814
Clean Harbors, Inc.(a)	34,033	8,226,116
Copart, Inc.(a)(b)	573,605	30,056,902
MSA Safety, Inc.(b)	25,376	4,500,180
RB Global, Inc.(b)	122,401	9,852,057
Republic Services, Inc.	135,045	27,122,438
Rollins, Inc.	183,721	9,292,608
Stericycle, Inc.(a)	60,732	3,704,652
Tetra Tech, Inc.	175,250	8,264,790
Veralto Corp.(b)	162,392	18,165,169
Vestis Corp.(b)	75,700	1,127,930
Waste Management, Inc.	265,432	55,103,683
		222,580,339
Communications Equipment — 0.8%
Arista Networks, Inc.(a)	170,373	65,392,565
Ciena Corp.(a)	93,552	5,761,868
Cisco Systems, Inc.	2,681,644	142,717,094
F5, Inc.(a)	38,881	8,561,596
Juniper Networks, Inc.	217,917	8,494,404

Schedule of Investments (unaudited)(continued)
September 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Lumentum Holdings, Inc.(a)	43,302	$ 2,744,481
Motorola Solutions, Inc.	108,383	48,732,248
Ubiquiti, Inc.(b)	2,640	585,341
		282,989,597
Construction & Engineering — 0.2%
AECOM	90,924	9,389,722
API Group Corp.(a)	147,821	4,881,050
Comfort Systems USA, Inc.	22,844	8,917,155
EMCOR Group, Inc.	30,566	13,159,580
MasTec, Inc.(a)	40,832	5,026,419
MDU Resources Group, Inc.(b)	135,166	3,704,900
Quanta Services, Inc.(b)	95,735	28,543,390
Valmont Industries, Inc.	13,362	3,874,312
WillScot Holdings Corp.(a)	126,348	4,750,685
		82,247,213
Construction Materials — 0.3%
CRH PLC	454,259	42,127,979
Eagle Materials, Inc.(b)	22,902	6,587,760
Martin Marietta Materials, Inc.	40,419	21,755,527
Vulcan Materials Co.	87,318	21,867,047
		92,338,313
Consumer Finance — 0.6%
Ally Financial, Inc.	175,911	6,260,673
American Express Co.(b)	373,477	101,286,962
Capital One Financial Corp.(b)	249,001	37,282,920
Credit Acceptance Corp.(a)(b)	4,151	1,840,636
Discover Financial Services(b)	164,362	23,058,345
OneMain Holdings, Inc.(b)	72,266	3,401,561
SLM Corp.(b)	155,536	3,557,108
SoFi Technologies, Inc.(a)(b)	696,506	5,474,537
Synchrony Financial	260,665	13,001,970
		195,164,712
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	283,388	5,237,010
BJ’s Wholesale Club Holdings, Inc.(a)(b)	85,737	7,071,588
Casey’s General Stores, Inc.	24,057	9,038,455
Costco Wholesale Corp.	293,214	259,940,075
Dollar General Corp.	144,436	12,214,953
Dollar Tree, Inc.(a)	133,312	9,374,500
Grocery Outlet Holding Corp.(a)	63,616	1,116,461
Kroger Co.	436,276	24,998,615
Maplebear, Inc.(a)(b)	111,845	4,556,565
Performance Food Group Co.(a)	98,621	7,728,928
Sysco Corp.	328,021	25,605,319
Target Corp.	306,562	47,780,753
U.S. Foods Holding Corp.(a)	149,332	9,183,918
Walgreens Boots Alliance, Inc.(b)	472,311	4,231,907
Walmart, Inc.	2,870,536	231,795,782
		659,874,829
Containers & Packaging — 0.3%
Amcor PLC	947,962	10,740,410
AptarGroup, Inc.(b)	44,466	7,123,009
Avery Dennison Corp.	52,078	11,496,739
Ball Corp.	205,480	13,954,147
Berry Global Group, Inc.(b)	76,794	5,220,456
Crown Holdings, Inc.(b)	76,867	7,370,008
Graphic Packaging Holding Co.(b)	202,600	5,994,934
International Paper Co.(b)	225,032	10,992,813
Packaging Corp. of America	59,071	12,723,893
Security	Shares	Value
Containers & Packaging (continued)
Sealed Air Corp.	93,752	$ 3,403,198
Silgan Holdings, Inc.	53,550	2,811,375
Smurfit WestRock PLC	341,710	16,887,308
Sonoco Products Co.(b)	65,542	3,580,559
		112,298,849
Distributors — 0.1%
Genuine Parts Co.	90,405	12,627,770
LKQ Corp.	174,594	6,969,793
Pool Corp.	25,049	9,438,463
		29,036,026
Diversified Consumer Services — 0.1%
ADT, Inc.(b)	180,959	1,308,334
Bright Horizons Family Solutions, Inc.(a)	36,928	5,174,721
Duolingo, Inc., Class A(a)	23,845	6,724,767
Grand Canyon Education, Inc.(a)	21,024	2,982,254
H&R Block, Inc.(b)	90,197	5,732,019
Service Corp. International(b)	92,713	7,317,837
		29,239,932
Diversified REITs — 0.0%
WP Carey, Inc.(b)	144,040	8,973,692
Diversified Telecommunication Services — 0.7%
AT&T, Inc.(b)	4,747,800	104,451,600
ESC GCI Liberty, Inc. (a)(d)	56,944	1
Frontier Communications Parent, Inc.(a)	165,904	5,894,569
Iridium Communications, Inc.(b)	81,262	2,474,428
Liberty Global Ltd., Class A(a)	107,807	2,275,806
Liberty Global Ltd., Class C(a)(b)	111,823	2,416,495
Verizon Communications, Inc.	2,787,071	125,167,358
		242,680,257
Electric Utilities — 1.5%
Alliant Energy Corp.(b)	169,355	10,278,155
American Electric Power Co., Inc.(b)	346,825	35,584,245
Avangrid, Inc.	47,390	1,696,088
Constellation Energy Corp.	207,113	53,853,522
Duke Energy Corp.(b)	510,457	58,855,692
Edison International(b)	253,146	22,046,485
Entergy Corp.(b)	142,066	18,697,306
Evergy, Inc.	148,296	9,195,835
Eversource Energy	234,257	15,941,189
Exelon Corp.	658,838	26,715,881
FirstEnergy Corp.(b)	378,566	16,789,402
IDACORP, Inc.(b)	33,008	3,402,795
NextEra Energy, Inc.(b)	1,359,903	114,952,600
NRG Energy, Inc.(b)	139,002	12,663,082
OGE Energy Corp.	130,632	5,358,525
PG&E Corp.	1,405,720	27,791,084
Pinnacle West Capital Corp.(b)	74,508	6,600,664
PPL Corp.	490,722	16,233,084
Southern Co.	724,194	65,307,815
Xcel Energy, Inc.	368,556	24,066,707
		546,030,156
Electrical Equipment — 0.8%
Acuity Brands, Inc.	20,315	5,594,548
AMETEK, Inc.	153,651	26,383,413
Eaton Corp. PLC	262,613	87,040,453
Emerson Electric Co.	375,837	41,105,293
GE Vernova, Inc.(a)	180,646	46,061,117
Generac Holdings, Inc.(a)	37,963	6,031,561
Hubbell, Inc.(b)	35,551	15,228,271
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
nVent Electric PLC	109,802	$ 7,714,689
Regal Rexnord Corp.(b)	43,005	7,133,669
Rockwell Automation, Inc.(b)	75,768	20,340,677
Sensata Technologies Holding PLC(b)	101,593	3,643,125
Vertiv Holdings Co., Class A	235,407	23,420,642
		289,697,458
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	776,915	50,623,781
Arrow Electronics, Inc.(a)	34,994	4,648,253
Avnet, Inc.(b)	63,399	3,443,200
CDW Corp.(b)	88,852	20,107,208
Cognex Corp.(b)	115,783	4,689,211
Coherent Corp.(a)(b)	86,209	7,664,842
Corning, Inc.	509,284	22,994,172
Crane NXT Co.(b)	29,782	1,670,770
IPG Photonics Corp.(a)	19,319	1,435,788
Jabil, Inc.(b)	76,348	9,148,781
Keysight Technologies, Inc.(a)	115,548	18,364,044
Littelfuse, Inc.(b)	16,695	4,428,349
TD SYNNEX Corp.(b)	49,548	5,949,724
Teledyne Technologies, Inc.(a)	30,864	13,507,938
Trimble, Inc.(a)	158,301	9,828,909
Vontier Corp.(b)	100,593	3,394,008
Zebra Technologies Corp., Class A(a)	33,640	12,457,565
		194,356,543
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	658,024	23,787,568
Halliburton Co.	583,247	16,943,325
NOV, Inc.(b)	260,948	4,167,339
Schlumberger NV(b)	939,755	39,422,722
TechnipFMC PLC	283,938	7,447,694
Weatherford International PLC	46,901	3,982,833
		95,751,481
Entertainment — 1.4%
AppLovin Corp., Class A(a)(b)	173,382	22,635,020
Electronic Arts, Inc.	176,005	25,246,157
Liberty Media Corp.-Liberty Formula One, Class C(a)(b)	136,152	10,542,249
Liberty Media Corp.-Liberty Formula One, Class A(a)	14,208	1,016,298
Liberty Media Corp.-Liberty Live, Class A(a)	13,217	654,374
Liberty Media Corp.-Liberty Live, Class C(a)	29,820	1,530,661
Live Nation Entertainment, Inc.(a)	102,526	11,225,572
Madison Square Garden Sports Corp., Class A(a)(b)	12,427	2,588,047
Netflix, Inc.(a)	282,988	200,714,899
Playtika Holding Corp.(b)	58,799	465,688
ROBLOX Corp., Class A(a)(b)	335,963	14,869,722
Roku, Inc., Class A(a)	83,552	6,237,992
Spotify Technology SA(a)	97,174	35,811,534
Take-Two Interactive Software, Inc.(a)	113,978	17,519,559
TKO Group Holdings, Inc., Class A(a)	51,870	6,416,838
Unity Software, Inc.(a)(b)	196,624	4,447,635
Walt Disney Co.	1,214,726	116,844,494
Warner Bros Discovery, Inc., Class A(a)	1,596,045	13,167,371
		491,934,110
Financial Services — 4.0%
Affirm Holdings, Inc., Class A(a)	155,841	6,361,430
Apollo Global Management, Inc.(b)	346,040	43,223,856
Berkshire Hathaway, Inc., Class B(a)	1,210,606	557,193,518
Security	Shares	Value
Financial Services (continued)
Block, Inc., Class A(a)	366,358	$ 24,593,612
Corpay, Inc.(a)	46,156	14,435,751
Equitable Holdings, Inc.	212,366	8,925,743
Euronet Worldwide, Inc.(a)	31,047	3,080,794
Fidelity National Information Services, Inc.(b)	373,752	31,301,730
Fiserv, Inc.(a)	383,111	68,825,891
Global Payments, Inc.	168,849	17,293,515
Jack Henry & Associates, Inc.(b)	47,891	8,454,677
Mastercard, Inc., Class A	546,548	269,885,402
MGIC Investment Corp.(b)	181,135	4,637,056
PayPal Holdings, Inc.(a)	688,186	53,699,154
Rocket Cos., Inc., Class A(a)(b)	99,097	1,901,671
Shift4 Payments, Inc., Class A(a)(b)	42,617	3,775,866
Toast, Inc., Class A(a)	291,624	8,255,875
UWM Holdings Corp., Class A(b)	64,344	548,211
Visa, Inc., Class A	1,042,048	286,511,098
Voya Financial, Inc.	66,622	5,277,795
Western Union Co.	182,073	2,172,131
WEX, Inc.(a)(b)	28,114	5,896,349
		1,426,251,125
Food Products — 0.7%
Archer-Daniels-Midland Co.	325,939	19,471,596
Bunge Global SA	91,550	8,847,392
Campbell Soup Co.(b)	128,189	6,271,006
Conagra Brands, Inc.	315,419	10,257,426
Darling Ingredients, Inc.(a)	103,764	3,855,870
Flowers Foods, Inc.(b)	131,815	3,040,972
Freshpet, Inc.(a)	30,599	4,185,025
General Mills, Inc.(b)	371,761	27,454,550
Hershey Co.(b)	97,511	18,700,660
Hormel Foods Corp.	187,590	5,946,603
Ingredion, Inc.	42,761	5,876,644
J.M. Smucker Co.(b)	67,180	8,135,498
Kellanova	171,290	13,824,816
Kraft Heinz Co.(b)	584,458	20,520,320
Lamb Weston Holdings, Inc.(b)	96,521	6,248,769
McCormick & Co., Inc.(b)	166,694	13,718,916
Mondelez International, Inc., Class A(b)	885,599	65,242,078
Pilgrim’s Pride Corp.(a)	28,135	1,295,617
Post Holdings, Inc.(a)(b)	34,781	4,025,901
Seaboard Corp.	115	360,755
Tyson Foods, Inc., Class A	187,476	11,166,071
		258,446,485
Gas Utilities(b) — 0.1%
Atmos Energy Corp.	100,041	13,876,687
National Fuel Gas Co.	61,672	3,737,940
UGI Corp.	135,489	3,389,935
		21,004,562
Ground Transportation — 1.0%
Avis Budget Group, Inc.(b)	13,166	1,153,210
CSX Corp.	1,285,143	44,375,988
JB Hunt Transport Services, Inc.	53,953	9,297,720
Knight-Swift Transportation Holdings, Inc.	103,727	5,596,072
Landstar System, Inc.(b)	23,089	4,360,819
Lyft, Inc., Class A(a)	233,757	2,980,402
Norfolk Southern Corp.	148,628	36,934,058
Old Dominion Freight Line, Inc.	129,314	25,686,933
Ryder System, Inc.(b)	28,817	4,201,519
Saia, Inc.(a)	17,310	7,568,970
Schneider National, Inc., Class B(b)	38,489	1,098,476
Uber Technologies, Inc.(a)	1,328,813	99,873,585

Schedule of Investments (unaudited)(continued)
September 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
U-Haul Holding Co.(a)(b)	5,406	$ 418,857
U-Haul Holding Co., Series N(b)	66,320	4,775,040
Union Pacific Corp.	403,465	99,446,053
XPO, Inc.(a)	75,064	8,070,131
		355,837,833
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories(b)	1,143,957	130,422,538
Align Technology, Inc.(a)	50,062	12,731,768
Baxter International, Inc.(b)	333,813	12,674,880
Becton Dickinson & Co.	191,632	46,202,475
Boston Scientific Corp.(a)	971,383	81,401,895
Cooper Cos., Inc.(a)	129,553	14,294,878
DENTSPLY SIRONA, Inc.(b)	142,763	3,863,167
Dexcom, Inc.(a)	266,733	17,881,780
Edwards Lifesciences Corp.(a)	393,822	25,988,314
Enovis Corp.(a)	34,315	1,477,261
Envista Holdings Corp.(a)(b)	105,055	2,075,887
GE HealthCare Technologies, Inc.(a)	291,797	27,385,149
Globus Medical, Inc., Class A(a)	72,769	5,205,894
Hologic, Inc.(a)	150,222	12,237,084
IDEXX Laboratories, Inc.(a)	54,280	27,423,342
Inspire Medical Systems, Inc.(a)	18,737	3,954,444
Insulet Corp.(a)	45,687	10,633,649
Intuitive Surgical, Inc.(a)	233,645	114,782,779
Masimo Corp.(a)	28,437	3,791,505
Medtronic PLC	848,956	76,431,509
Penumbra, Inc.(a)(b)	24,159	4,694,335
QuidelOrtho Corp.(a)	35,545	1,620,852
ResMed, Inc.(b)	95,708	23,364,237
Solventum Corp.(a)	90,656	6,320,536
STERIS PLC	65,230	15,820,884
Stryker Corp.	239,320	86,456,743
Teleflex, Inc.	30,845	7,628,585
Zimmer Biomet Holdings, Inc.(b)	136,127	14,694,910
		791,461,280
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)(b)	59,878	3,796,864
Amedisys, Inc.(a)(b)	22,448	2,166,456
Cardinal Health, Inc.(b)	161,407	17,838,702
Cencora, Inc.(b)	110,607	24,895,424
Centene Corp.(a)	350,856	26,412,440
Chemed Corp.(b)	9,937	5,971,839
Cigna Group	184,331	63,859,632
CVS Health Corp.	829,733	52,173,611
DaVita, Inc.(a)(b)	32,515	5,330,184
Elevance Health, Inc.	153,774	79,962,480
Encompass Health Corp.	66,260	6,403,366
HCA Healthcare, Inc.	127,133	51,670,665
Henry Schein, Inc.(a)	82,460	6,011,334
Humana, Inc.	79,277	25,110,197
Labcorp Holdings, Inc.	55,881	12,488,286
McKesson Corp.	86,438	42,736,676
Molina Healthcare, Inc.(a)(b)	38,242	13,176,664
Premier, Inc., Class A(b)	73,783	1,475,660
Quest Diagnostics, Inc.	72,154	11,201,908
R1 RCM, Inc.(a)	99,623	1,411,658
Tenet Healthcare Corp.(a)	63,016	10,473,259
Security	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	608,241	$ 355,626,348
Universal Health Services, Inc., Class B	37,619	8,615,127
		828,808,780
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.(b)	115,353	13,698,169
Healthcare Realty Trust, Inc.(b)	256,344	4,652,644
Healthpeak Properties, Inc.	465,377	10,643,172
Medical Properties Trust, Inc.(b)	386,511	2,261,089
Omega Healthcare Investors, Inc.(b)	165,460	6,734,222
Ventas, Inc.(b)	266,486	17,089,747
Welltower, Inc.	398,664	51,040,952
		106,119,995
Health Care Technology(a) — 0.1%
Certara, Inc.(b)	72,883	853,460
Doximity, Inc., Class A(b)	84,604	3,686,196
Veeva Systems, Inc., Class A	97,139	20,386,562
		24,926,218
Hotel & Resort REITs(b) — 0.0%
Host Hotels & Resorts, Inc.	466,331	8,207,426
Park Hotels & Resorts, Inc.	137,179	1,934,224
		10,141,650
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)	287,479	36,455,212
Aramark	172,711	6,689,097
Booking Holdings, Inc.	22,535	94,920,124
Boyd Gaming Corp.(b)	47,336	3,060,272
Caesars Entertainment, Inc.(a)	144,879	6,047,250
Carnival Corp.(a)	660,318	12,202,677
Cava Group, Inc.(a)	49,602	6,143,208
Chipotle Mexican Grill, Inc.(a)	903,305	52,048,434
Choice Hotels International, Inc.(b)	20,148	2,625,284
Churchill Downs, Inc.(b)	45,285	6,122,985
Darden Restaurants, Inc.(b)	77,380	12,700,379
Domino’s Pizza, Inc.(b)	22,602	9,722,024
DoorDash, Inc., Class A(a)(b)	228,093	32,555,714
DraftKings, Inc., Class A(a)	300,966	11,797,867
Dutch Bros, Inc., Class A(a)	72,220	2,313,207
Expedia Group, Inc.(a)	82,198	12,166,948
Hilton Worldwide Holdings, Inc.	161,564	37,240,502
Hyatt Hotels Corp., Class A	28,380	4,319,436
Las Vegas Sands Corp.(b)	232,728	11,715,528
Light & Wonder, Inc., Class A(a)	58,655	5,321,768
Marriott International, Inc., Class A	154,477	38,402,982
Marriott Vacations Worldwide Corp.(b)	24,763	1,819,585
McDonald’s Corp.	476,548	145,113,632
MGM Resorts International(a)(b)	158,509	6,196,117
Norwegian Cruise Line Holdings Ltd.(a)(b)	285,379	5,853,123
Penn Entertainment, Inc.(a)(b)	102,537	1,933,848
Planet Fitness, Inc., Class A(a)(b)	59,095	4,799,696
Royal Caribbean Cruises Ltd.	156,511	27,758,791
Starbucks Corp.(b)	749,338	73,052,962
Texas Roadhouse, Inc.	43,567	7,693,932
Travel & Leisure Co.	50,043	2,305,981
Vail Resorts, Inc.(b)	24,797	4,321,869
Wendy’s Co.(b)	117,565	2,059,739
Wingstop, Inc.	19,517	8,120,633
Wyndham Hotels & Resorts, Inc.(b)	50,985	3,983,968
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd.(b)	68,574	$ 6,574,875
Yum! Brands, Inc.(b)	184,845	25,824,695
		731,984,344
Household Durables — 0.5%
D.R. Horton, Inc.	195,004	37,200,913
Garmin Ltd.(b)	101,293	17,830,607
Leggett & Platt, Inc.(b)	87,296	1,188,971
Lennar Corp., Class A	158,616	29,737,328
Lennar Corp., Class B(b)	8,229	1,423,123
Mohawk Industries, Inc.(a)(b)	34,037	5,469,065
Newell Brands, Inc.	286,698	2,201,841
NVR, Inc.(a)	1,947	19,103,574
PulteGroup, Inc.	135,971	19,515,918
SharkNinja, Inc.(b)	43,018	4,676,487
Tempur Sealy International, Inc.	109,975	6,004,635
Toll Brothers, Inc.	67,420	10,415,716
TopBuild Corp.(a)	21,227	8,635,356
Whirlpool Corp.(b)	36,489	3,904,323
		167,307,857
Household Products — 1.1%
Church & Dwight Co., Inc.(b)	161,022	16,862,224
Clorox Co.	82,116	13,377,517
Colgate-Palmolive Co.(b)	537,800	55,829,018
Kimberly-Clark Corp.	221,165	31,467,356
Procter & Gamble Co.	1,560,598	270,295,574
Reynolds Consumer Products, Inc.(b)	33,158	1,031,214
Spectrum Brands Holdings, Inc.	19,048	1,812,227
		390,675,130
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.(b)	466,234	9,352,654
Brookfield Renewable Corp., Class A(b)	91,361	2,983,850
Clearway Energy, Inc., Class A	22,840	650,255
Clearway Energy, Inc., Class C(b)	53,375	1,637,545
Vistra Corp.	227,743	26,996,655
		41,620,959
Industrial Conglomerates — 0.4%
3M Co.	366,040	50,037,668
Honeywell International, Inc.	430,971	89,086,015
		139,123,683
Industrial REITs — 0.3%
Americold Realty Trust, Inc.(b)	181,695	5,136,518
EastGroup Properties, Inc.(b)	31,006	5,792,541
First Industrial Realty Trust, Inc.	87,217	4,882,408
Lineage, Inc.(b)	40,725	3,192,025
Prologis, Inc.	611,088	77,168,192
Rexford Industrial Realty, Inc.(b)	143,822	7,235,685
STAG Industrial, Inc.(b)	117,012	4,573,999
		107,981,368
Insurance — 2.3%
Aflac, Inc.	376,113	42,049,433
Allstate Corp.	172,737	32,759,572
American Financial Group, Inc.(b)	47,944	6,453,262
American International Group, Inc.(b)	443,148	32,451,728
Aon PLC, Class A	129,124	44,675,613
Arch Capital Group Ltd.(a)	237,775	26,602,267
Arthur J Gallagher & Co.	141,932	39,935,407
Assurant, Inc.	34,964	6,952,941
Assured Guaranty Ltd.	36,048	2,866,537
Axis Capital Holdings Ltd.	53,100	4,227,291
Security	Shares	Value
Insurance (continued)
Brighthouse Financial, Inc.(a)	43,389	$ 1,953,807
Brown & Brown, Inc.	156,296	16,192,266
Chubb Ltd.	267,570	77,164,512
Cincinnati Financial Corp.	99,520	13,546,662
CNA Financial Corp.	18,457	903,286
Everest Group Ltd.	27,921	10,940,285
Fidelity National Financial, Inc., Class A	166,043	10,304,629
First American Financial Corp.(b)	66,930	4,418,049
Globe Life, Inc.(b)	61,400	6,502,874
Hanover Insurance Group, Inc.(b)	22,509	3,333,808
Hartford Financial Services Group, Inc.	194,618	22,889,023
Kemper Corp.	42,302	2,590,998
Kinsale Capital Group, Inc.(b)	14,821	6,900,213
Lincoln National Corp.	108,430	3,416,629
Loews Corp.	120,627	9,535,564
Markel Group, Inc.(a)(b)	8,346	13,091,369
Marsh & McLennan Cos., Inc.	326,061	72,740,949
MetLife, Inc.(b)	392,252	32,352,945
Old Republic International Corp.	163,735	5,799,494
Primerica, Inc.(b)	23,323	6,184,093
Principal Financial Group, Inc.	151,653	13,026,993
Progressive Corp.	386,596	98,102,601
Prudential Financial, Inc.	236,650	28,658,315
Reinsurance Group of America, Inc.	42,694	9,301,742
RenaissanceRe Holdings Ltd.	33,579	9,146,920
RLI Corp.(b)	28,355	4,394,458
Ryan Specialty Holdings, Inc., Class A	67,267	4,465,856
Travelers Cos., Inc.	150,261	35,179,105
Unum Group	106,257	6,315,916
W.R. Berkley Corp.	204,202	11,584,379
White Mountains Insurance Group Ltd.(b)	1,740	2,951,388
Willis Towers Watson PLC(b)	66,447	19,570,635
		802,433,814
Interactive Media & Services — 5.8%
Alphabet, Inc., Class A	3,887,614	644,760,782
Alphabet, Inc., Class C(b)	3,257,642	544,645,166
IAC, Inc.(a)	52,124	2,805,314
Match Group, Inc.(a)	182,363	6,900,616
Meta Platforms, Inc., Class A	1,449,174	829,565,165
Pinterest, Inc., Class A(a)	397,515	12,867,560
TripAdvisor, Inc.(a)	69,707	1,010,054
Trump Media & Technology Group Corp., Class A(a)(b)	37,898	609,021
ZoomInfo Technologies, Inc., Class A(a)	205,582	2,121,606
		2,045,285,284
IT Services — 1.3%
Accenture PLC, Class A	414,988	146,689,958
Akamai Technologies, Inc.(a)	98,435	9,937,013
Amdocs Ltd.(b)	74,097	6,482,006
Cloudflare, Inc., Class A(a)	199,528	16,139,820
Cognizant Technology Solutions Corp., Class A	327,947	25,310,949
DXC Technology Co.(a)(b)	114,561	2,377,141
EPAM Systems, Inc.(a)	37,125	7,388,989
Gartner, Inc.(a)(b)	49,682	25,176,850
Globant SA(a)(b)	26,877	5,325,409
GoDaddy, Inc., Class A(a)	94,036	14,742,964
International Business Machines Corp.	606,727	134,135,205
Kyndryl Holdings, Inc.(a)	150,125	3,449,873
MongoDB, Inc., Class A(a)	46,661	12,614,801
Okta, Inc., Class A(a)	105,659	7,854,690

Schedule of Investments (unaudited)(continued)
September 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Snowflake, Inc., Class A(a)	207,708	$ 23,857,341
Twilio, Inc., Class A(a)	113,214	7,383,817
VeriSign, Inc.(a)	56,385	10,710,895
		459,577,721
Leisure Products — 0.1%
Brunswick Corp.(b)	46,500	3,897,630
Hasbro, Inc.(b)	91,428	6,612,073
Mattel, Inc.(a)(b)	236,606	4,507,344
Polaris, Inc.(b)	36,049	3,000,719
YETI Holdings, Inc.(a)	55,061	2,259,153
		20,276,919
Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A(a)	61,186	1,381,580
Agilent Technologies, Inc.	192,606	28,598,139
Avantor, Inc.(a)(b)	444,519	11,499,707
Azenta, Inc.(a)	39,062	1,892,163
Bio-Rad Laboratories, Inc., Class A(a)	12,548	4,198,310
Bio-Techne Corp.	102,397	8,184,592
Bruker Corp.	71,786	4,957,541
Charles River Laboratories International, Inc.(a)(b)	34,545	6,804,329
Danaher Corp.	426,898	118,686,182
Fortrea Holdings, Inc.(a)	57,757	1,155,140
Illumina, Inc.(a)	104,230	13,592,634
IQVIA Holdings, Inc.(a)	118,520	28,085,684
Medpace Holdings, Inc.(a)	16,706	5,576,463
Mettler-Toledo International, Inc.(a)	13,946	20,914,816
QIAGEN NV	150,399	6,853,682
Repligen Corp.(a)(b)	37,193	5,535,062
Revvity, Inc.(b)	81,721	10,439,858
Sotera Health Co.(a)	89,715	1,498,241
Thermo Fisher Scientific, Inc.	252,565	156,229,132
Waters Corp.(a)	38,596	13,890,315
West Pharmaceutical Services, Inc.	48,346	14,511,535
		464,485,105
Machinery — 1.8%
AGCO Corp.(b)	42,073	4,117,264
Allison Transmission Holdings, Inc.	56,011	5,380,977
Caterpillar, Inc.	323,378	126,479,603
CNH Industrial NV(b)	567,425	6,298,418
Crane Co.	32,784	5,189,052
Cummins, Inc.(b)	89,931	29,118,759
Deere & Co.(b)	167,566	69,930,319
Donaldson Co., Inc.(b)	76,992	5,674,310
Dover Corp.	90,956	17,439,903
Esab Corp.	36,615	3,892,541
Flowserve Corp.	90,336	4,669,468
Fortive Corp.	232,754	18,371,273
Gates Industrial Corp. PLC(a)	134,726	2,364,441
Graco, Inc.	109,312	9,565,893
IDEX Corp.	49,768	10,675,236
Illinois Tool Works, Inc.(b)	194,765	51,042,064
Ingersoll Rand, Inc.(b)	265,964	26,107,026
ITT, Inc.	55,589	8,311,111
Lincoln Electric Holdings, Inc.(b)	36,713	7,049,630
Middleby Corp.(a)	35,472	4,935,219
Nordson Corp.(b)	37,798	9,926,889
Oshkosh Corp.	42,070	4,215,835
Otis Worldwide Corp.	265,994	27,647,416
PACCAR, Inc.	338,252	33,378,707
Security	Shares	Value
Machinery (continued)
Parker-Hannifin Corp.	84,706	$ 53,518,945
Pentair PLC	109,181	10,676,810
RBC Bearings, Inc.(a)(b)	18,422	5,515,178
Snap-on, Inc.(b)	34,080	9,873,317
Stanley Black & Decker, Inc.	100,920	11,114,320
Timken Co.(b)	42,879	3,614,271
Toro Co.(b)	68,655	5,954,448
Westinghouse Air Brake Technologies Corp.	115,804	21,049,693
Xylem, Inc./New York	158,894	21,455,457
		634,553,793
Marine Transportation — 0.0%
Kirby Corp.(a)(b)	37,673	4,612,305
Media — 0.6%
Charter Communications, Inc., Class A(a)	61,861	20,047,913
Comcast Corp., Class A	2,560,099	106,935,335
Fox Corp., Class A(b)	154,541	6,541,721
Fox Corp., Class B(b)	91,794	3,561,607
Interpublic Group of Cos., Inc.(b)	251,345	7,950,042
Liberty Broadband Corp., Class A(a)	10,629	816,520
Liberty Broadband Corp., Class C(a)	71,003	5,487,822
New York Times Co., Class A	107,071	5,960,643
News Corp., Class A	255,958	6,816,162
News Corp., Class B(b)	72,414	2,023,971
Nexstar Media Group, Inc., Class A(b)	19,974	3,302,701
Omnicom Group, Inc.(b)	125,837	13,010,287
Paramount Global, Class A(b)	7,797	170,442
Paramount Global, Class B(b)	371,785	3,948,357
Sirius XM Holdings, Inc.(b)	164,313	3,886,002
Trade Desk, Inc., Class A(a)	290,463	31,849,268
		222,308,793
Metals & Mining — 0.5%
Alcoa Corp.(b)	161,728	6,239,466
ATI, Inc.(a)	80,197	5,365,981
Cleveland-Cliffs, Inc.(a)(b)	323,428	4,130,176
Freeport-McMoRan, Inc.	941,303	46,989,846
MP Materials Corp., Class A(a)(b)	97,224	1,716,004
Newmont Corp.	759,187	40,578,545
Nucor Corp.(b)	157,913	23,740,640
Reliance, Inc.	37,854	10,947,755
Royal Gold, Inc.(b)	43,044	6,039,073
Southern Copper Corp.(b)	58,128	6,723,666
Steel Dynamics, Inc.	96,610	12,180,589
U.S. Steel Corp.	145,066	5,125,182
		169,776,923
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
AGNC Investment Corp.	491,951	5,145,807
Annaly Capital Management, Inc.	325,377	6,530,316
Rithm Capital Corp.	317,470	3,603,285
Starwood Property Trust, Inc.	212,504	4,330,832
		19,610,240
Multi-Utilities — 0.6%
Ameren Corp.	175,738	15,370,046
CenterPoint Energy, Inc.(b)	418,582	12,314,683
CMS Energy Corp.	198,226	14,000,702
Consolidated Edison, Inc.	228,761	23,820,883
Dominion Energy, Inc.	551,203	31,854,021
DTE Energy Co.	135,718	17,427,548
NiSource, Inc.	294,870	10,217,246
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.(b)	328,242	$ 29,282,469
Sempra	419,529	35,085,210
WEC Energy Group, Inc.(b)	209,162	20,117,201
		209,490,009
Office REITs — 0.1%
BXP, Inc.(b)	104,329	8,394,311
Cousins Properties, Inc.	97,224	2,866,164
Highwoods Properties, Inc.(b)	69,806	2,339,199
Kilroy Realty Corp.(b)	79,511	3,077,076
Vornado Realty Trust(b)	122,396	4,822,402
		21,499,152
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp.(b)	213,309	3,210,300
Antero Resources Corp.(a)	184,466	5,284,951
APA Corp.(b)	241,744	5,913,058
Cheniere Energy, Inc.	151,119	27,177,241
Chesapeake Energy Corp.(b)	88,015	7,239,234
Chevron Corp.	1,139,504	167,814,754
Chord Energy Corp.	40,162	5,230,297
Civitas Resources, Inc.(b)	64,953	3,291,169
ConocoPhillips(b)	774,948	81,586,525
Coterra Energy, Inc.(b)	481,838	11,540,020
Devon Energy Corp.	416,639	16,298,918
Diamondback Energy, Inc.	117,290	20,220,796
DT Midstream, Inc.(a)(b)	66,007	5,192,111
EOG Resources, Inc.(b)	381,220	46,863,375
EQT Corp.(b)	393,358	14,412,637
Exxon Mobil Corp.	2,968,234	347,936,389
Hess Corp.	185,830	25,235,714
HF Sinclair Corp.	106,151	4,731,150
Kinder Morgan, Inc.(b)	1,275,933	28,185,360
Marathon Oil Corp.	371,306	9,887,879
Marathon Petroleum Corp.	231,647	37,737,613
Matador Resources Co.	76,398	3,775,589
New Fortress Energy, Inc., Class A(b)	44,774	406,996
Occidental Petroleum Corp.(b)	440,867	22,722,285
ONEOK, Inc.(b)	383,548	34,952,729
Ovintiv, Inc.	177,569	6,802,668
Permian Resources Corp., Class A(b)	432,766	5,889,945
Phillips 66(b)	278,669	36,631,040
Range Resources Corp.	157,080	4,831,781
Southwestern Energy Co.(a)	742,727	5,280,789
Targa Resources Corp.	145,298	21,505,557
Texas Pacific Land Corp.(b)	12,284	10,868,146
Valero Energy Corp.(b)	214,406	28,951,242
Viper Energy, Inc., Class A(b)	66,973	3,021,152
Williams Cos., Inc.	800,310	36,534,152
		1,097,163,562
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	40,981	4,403,818
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	84,295	3,810,977
American Airlines Group, Inc.(a)(b)	432,176	4,857,658
Delta Air Lines, Inc.(b)	423,025	21,485,440
Southwest Airlines Co.(b)	393,838	11,669,420
United Airlines Holdings, Inc.(a)(b)	215,337	12,287,129
		54,110,624
Personal Care Products — 0.2%
BellRing Brands, Inc.(a)(b)	84,698	5,142,862
Security	Shares	Value
Personal Care Products (continued)
Coty, Inc., Class A(a)(b)	269,851	$ 2,533,901
elf Beauty, Inc.(a)(b)	34,390	3,749,542
Estee Lauder Cos., Inc., Class A	153,752	15,327,537
Kenvue, Inc.(b)	1,262,182	29,194,270
		55,948,112
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	1,341,439	69,406,054
Catalent, Inc.(a)	116,707	7,068,943
Elanco Animal Health, Inc.(a)	322,932	4,743,871
Eli Lilly & Co.(b)	529,486	469,092,827
Intra-Cellular Therapies, Inc.(a)	66,901	4,895,146
Jazz Pharmaceuticals PLC(a)(b)	41,109	4,579,954
Johnson & Johnson	1,595,450	258,558,627
Merck & Co., Inc.(b)	1,677,063	190,447,274
Organon & Co.(b)	174,957	3,346,927
Perrigo Co. PLC	90,368	2,370,353
Pfizer, Inc.	3,749,699	108,516,289
Royalty Pharma PLC, Class A	257,299	7,278,989
Viatris, Inc.(b)	797,717	9,261,494
Zoetis, Inc., Class A(b)	302,584	59,118,862
		1,198,685,610
Professional Services — 0.8%
Amentum Holdings, Inc.(a)(b)	81,034	2,613,346
Automatic Data Processing, Inc.(b)	271,853	75,229,881
Booz Allen Hamilton Holding Corp., Class A	84,150	13,696,254
Broadridge Financial Solutions, Inc.	77,590	16,684,178
CACI International, Inc., Class A(a)	14,457	7,294,424
Clarivate PLC(a)(b)	308,961	2,193,623
Concentrix Corp.(b)	30,351	1,555,489
Dayforce, Inc.(a)(b)	97,210	5,954,112
Dun & Bradstreet Holdings, Inc.(b)	189,122	2,176,794
Equifax, Inc.	81,472	23,941,362
FTI Consulting, Inc.(a)	23,167	5,271,883
Genpact Ltd.(b)	115,052	4,511,189
Jacobs Solutions, Inc.(b)	81,034	10,607,351
KBR, Inc.	85,781	5,586,917
Leidos Holdings, Inc.	89,848	14,645,224
ManpowerGroup, Inc.	31,447	2,311,983
Parsons Corp.(a)	29,734	3,082,821
Paychex, Inc.(b)	211,591	28,393,396
Paycom Software, Inc.(b)	34,233	5,702,191
Paycor HCM, Inc.(a)	42,568	604,040
Paylocity Holding Corp.(a)	28,167	4,646,710
Robert Half, Inc.	67,088	4,522,402
Science Applications International Corp.(b)	35,280	4,913,446
SS&C Technologies Holdings, Inc.	143,092	10,618,857
TransUnion(b)	127,777	13,378,252
Verisk Analytics, Inc.	93,792	25,132,504
		295,268,629
Real Estate Management & Development(a) — 0.2%
CBRE Group, Inc., Class A	203,137	25,286,494
CoStar Group, Inc.	268,164	20,230,292
Howard Hughes Holdings, Inc.(b)	21,687	1,679,224
Jones Lang LaSalle, Inc.	31,071	8,383,267
Seaport Entertainment Group, Inc.(b)	2,409	66,055
Zillow Group, Inc., Class A	30,566	1,892,952
Zillow Group, Inc., Class C	103,809	6,628,205
		64,166,489
Residential REITs — 0.4%
American Homes 4 Rent, Class A	218,718	8,396,584

Schedule of Investments (unaudited)(continued)
September 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
AvalonBay Communities, Inc.(b)	93,425	$ 21,043,981
Camden Property Trust(b)	68,324	8,440,064
Equity LifeStyle Properties, Inc.(b)	121,895	8,695,989
Equity Residential(b)	249,791	18,599,438
Essex Property Trust, Inc.	42,293	12,494,198
Invitation Homes, Inc.(b)	405,293	14,290,631
Mid-America Apartment Communities, Inc.	76,888	12,217,503
Sun Communities, Inc.(b)	81,413	11,002,967
UDR, Inc.	218,979	9,928,508
		125,109,863
Retail REITs — 0.3%
Agree Realty Corp.(b)	67,915	5,116,037
Brixmor Property Group, Inc.	200,839	5,595,374
Federal Realty Investment Trust	55,183	6,344,389
Kimco Realty Corp.(b)	435,668	10,116,211
NNN REIT, Inc.(b)	118,800	5,760,612
Realty Income Corp.(b)	576,216	36,543,619
Regency Centers Corp.(b)	119,472	8,629,463
Simon Property Group, Inc.	212,746	35,958,329
		114,064,034
Semiconductors & Semiconductor Equipment — 10.0%
Advanced Micro Devices, Inc.(a)	1,064,668	174,690,725
Allegro MicroSystems, Inc.(a)	81,181	1,891,517
Amkor Technology, Inc.	73,275	2,242,215
Analog Devices, Inc.	327,691	75,424,637
Applied Materials, Inc.	550,235	111,174,982
Astera Labs, Inc.(a)(b)	14,483	758,764
Broadcom, Inc.	3,007,423	518,780,468
Cirrus Logic, Inc.(a)	36,491	4,532,547
Enphase Energy, Inc.(a)(b)	87,011	9,833,983
Entegris, Inc.	99,376	11,182,781
First Solar, Inc.(a)(b)	70,155	17,499,463
GLOBALFOUNDRIES, Inc.(a)(b)	64,640	2,601,760
Intel Corp.	2,819,189	66,138,174
KLA Corp.	89,077	68,982,120
Lam Research Corp.	86,380	70,492,990
Lattice Semiconductor Corp.(a)(b)	91,956	4,880,105
MACOM Technology Solutions Holdings, Inc., Class H(a)(b)	36,257	4,033,954
Marvell Technology, Inc.	563,581	40,645,462
Microchip Technology, Inc.	348,970	28,018,801
Micron Technology, Inc.	729,035	75,608,220
MKS Instruments, Inc.(b)	43,736	4,754,541
Monolithic Power Systems, Inc.(b)	30,886	28,554,107
NVIDIA Corp.	15,477,879	1,879,633,626
ON Semiconductor Corp.(a)	283,627	20,594,156
Onto Innovation, Inc.(a)	31,831	6,606,842
Qorvo, Inc.(a)(b)	64,853	6,699,315
QUALCOMM, Inc.	738,564	125,592,808
Skyworks Solutions, Inc.	105,628	10,432,878
Teradyne, Inc.	104,207	13,956,444
Texas Instruments, Inc.(b)	601,980	124,351,009
Universal Display Corp.(b)	30,786	6,461,981
Wolfspeed, Inc.(a)(b)	80,018	776,175
		3,517,827,550
Software — 10.1%
Adobe, Inc.(a)	294,695	152,587,177
ANSYS, Inc.(a)	57,209	18,228,504
Appfolio, Inc., Class A(a)	14,289	3,363,631
Aspen Technology, Inc.(a)	18,995	4,536,386
Security	Shares	Value
Software (continued)
Atlassian Corp., Class A(a)(b)	104,487	$ 16,593,581
Autodesk, Inc.(a)	141,687	39,031,935
Bentley Systems, Inc., Class B(b)	91,082	4,627,876
Bill Holdings, Inc.(a)(b)	67,602	3,566,682
Cadence Design Systems, Inc.(a)	180,515	48,924,980
CCC Intelligent Solutions Holdings, Inc.(a)	293,045	3,238,147
Confluent, Inc., Class A(a)(b)	158,918	3,238,749
Crowdstrike Holdings, Inc., Class A(a)	149,988	42,067,134
Datadog, Inc., Class A(a)	196,558	22,615,964
DocuSign, Inc.(a)	133,321	8,277,901
Dolby Laboratories, Inc., Class A	38,321	2,932,706
DoubleVerify Holdings, Inc.(a)	93,379	1,572,502
Dropbox, Inc., Class A(a)	173,645	4,415,792
Dynatrace, Inc.(a)	194,906	10,421,624
Elastic NV(a)	54,521	4,185,032
Fair Isaac Corp.(a)	15,821	30,748,430
Five9, Inc.(a)(b)	48,260	1,386,510
Fortinet, Inc.(a)	415,992	32,260,180
Gen Digital, Inc.(b)	363,013	9,957,447
Gitlab, Inc., Class A(a)	77,893	4,014,605
Guidewire Software, Inc.(a)	53,132	9,719,968
HashiCorp, Inc., Class A(a)	93,235	3,156,937
HubSpot, Inc.(a)	32,132	17,081,371
Informatica, Inc., Class A(a)	46,751	1,181,865
Intuit, Inc.	180,589	112,145,769
Manhattan Associates, Inc.(a)	40,829	11,488,464
Microsoft Corp.	4,918,767	2,116,545,440
MicroStrategy, Inc., Class A(a)(b)	101,800	17,163,480
nCino, Inc.(a)(b)	54,251	1,713,789
Nutanix, Inc., Class A(a)	161,324	9,558,447
Oracle Corp.	1,038,830	177,016,632
Palantir Technologies, Inc., Class A(a)	1,332,422	49,566,098
Palo Alto Networks, Inc.(a)	203,644	69,605,519
Pegasystems, Inc.(b)	29,753	2,174,647
Procore Technologies, Inc.(a)(b)	69,216	4,272,012
PTC, Inc.(a)	77,837	14,062,032
RingCentral, Inc., Class A(a)(b)	55,109	1,743,098
Roper Technologies, Inc.	70,227	39,077,112
Salesforce, Inc.	620,141	169,738,793
SentinelOne, Inc., Class A(a)	181,645	4,344,948
ServiceNow, Inc.(a)	135,795	121,453,690
Smartsheet, Inc., Class A(a)	88,375	4,892,440
Synopsys, Inc.(a)	100,092	50,685,588
Teradata Corp.(a)	69,364	2,104,504
Tyler Technologies, Inc.(a)	28,149	16,431,134
UiPath, Inc., Class A(a)(b)	293,463	3,756,326
Workday, Inc., Class A(a)	139,188	34,018,939
Zoom Video Communications, Inc., Class A(a)	174,304	12,155,961
Zscaler, Inc.(a)	61,098	10,444,092
		3,560,092,570
Specialized REITs — 1.0%
American Tower Corp.	308,735	71,799,412
Crown Castle, Inc.	288,148	34,182,997
CubeSmart(b)	147,990	7,966,302
Digital Realty Trust, Inc.	212,365	34,367,028
EPR Properties(b)	50,315	2,467,448
Equinix, Inc.	62,441	55,424,505
Extra Space Storage, Inc.(b)	137,860	24,840,993
Gaming & Leisure Properties, Inc.	174,127	8,958,834
Iron Mountain, Inc.(b)	192,268	22,847,206
Lamar Advertising Co., Class A(b)	57,162	7,636,843
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
National Storage Affiliates Trust(b)	46,552	$ 2,243,806
Public Storage	104,553	38,043,700
Rayonier, Inc.(b)	102,627	3,302,537
SBA Communications Corp.	70,788	17,038,672
VICI Properties, Inc.(b)	686,950	22,882,305
Weyerhaeuser Co.(b)	482,784	16,347,066
		370,349,654
Specialty Retail — 2.1%
Advance Auto Parts, Inc.(b)	38,621	1,505,833
AutoNation, Inc.(a)	16,753	2,997,447
AutoZone, Inc.(a)	11,359	35,781,304
Bath & Body Works, Inc.	149,907	4,785,031
Best Buy Co., Inc.(b)	141,725	14,640,193
Burlington Stores, Inc.(a)	41,217	10,859,855
CarMax, Inc.(a)(b)	103,343	7,996,681
Carvana Co., Class A(a)	71,521	12,452,521
Dick’s Sporting Goods, Inc.(b)	36,992	7,720,230
Five Below, Inc.(a)	36,780	3,249,513
Floor & Decor Holdings, Inc., Class A(a)(b)	67,937	8,435,737
GameStop Corp., Class A(a)(b)	247,613	5,677,766
Gap, Inc.(b)	136,209	3,003,409
Home Depot, Inc.	656,027	265,822,140
Lithia Motors, Inc., Class A(b)	18,025	5,725,461
Lowe’s Cos., Inc.	378,677	102,564,666
Murphy USA, Inc.(b)	12,200	6,013,014
O’Reilly Automotive, Inc.(a)	38,518	44,357,329
Penske Automotive Group, Inc.(b)	12,936	2,101,065
RH(a)(b)	10,244	3,425,901
Ross Stores, Inc.	216,345	32,562,086
TJX Cos., Inc.	749,403	88,084,829
Tractor Supply Co.(b)	71,344	20,756,110
Ulta Beauty, Inc.(a)	31,103	12,102,799
Valvoline, Inc.(a)(b)	91,190	3,816,302
Wayfair, Inc., Class A(a)(b)	60,688	3,409,452
Williams-Sonoma, Inc.(b)	83,996	13,012,660
		722,859,334
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	9,614,681	2,240,220,673
Dell Technologies, Inc., Class C(b)	179,711	21,302,942
Hewlett Packard Enterprise Co.(b)	855,814	17,509,954
HP, Inc.	645,386	23,149,996
NetApp, Inc.	136,808	16,897,156
Pure Storage, Inc., Class A(a)	202,898	10,193,595
Super Micro Computer, Inc.(a)(b)	32,722	13,625,441
Western Digital Corp.(a)	215,627	14,725,168
		2,357,624,925
Textiles, Apparel & Luxury Goods — 0.4%
Amer Sports, Inc.(a)(b)	79,631	1,270,114
Birkenstock Holding PLC(a)(b)	25,819	1,272,619
Capri Holdings Ltd.(a)	79,938	3,392,569
Carter’s, Inc.(b)	23,015	1,495,515
Columbia Sportswear Co.(b)	23,947	1,992,151
Crocs, Inc.(a)	39,646	5,741,137
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Deckers Outdoor Corp.(a)	99,600	$ 15,881,220
Lululemon Athletica, Inc.(a)(b)	79,367	21,536,236
NIKE, Inc., Class B	795,484	70,320,786
PVH Corp.(b)	39,587	3,991,557
Ralph Lauren Corp., Class A(b)	26,882	5,211,613
Skechers USA, Inc., Class A(a)	86,545	5,791,591
Tapestry, Inc.(b)	150,930	7,090,691
Under Armour, Inc., Class A(a)	126,836	1,130,109
Under Armour, Inc., Class C(a)(b)	128,526	1,074,477
VF Corp.(b)	233,620	4,660,719
		151,853,104
Tobacco — 0.5%
Altria Group, Inc.	1,137,334	58,049,527
Philip Morris International, Inc.	1,028,131	124,815,104
		182,864,631
Trading Companies & Distributors — 0.4%
Air Lease Corp., Class A	68,474	3,101,187
Core & Main, Inc., Class A(a)	126,808	5,630,275
Fastenal Co.	376,849	26,914,556
Ferguson Enterprises, Inc.	133,106	26,430,858
MSC Industrial Direct Co., Inc., Class A(b)	30,370	2,613,642
SiteOne Landscape Supply, Inc.(a)(b)	30,150	4,549,937
United Rentals, Inc.(b)	43,691	35,377,913
Watsco, Inc.(b)	22,928	11,277,825
WESCO International, Inc.	28,967	4,865,877
WW Grainger, Inc.	28,621	29,731,781
		150,493,851
Water Utilities — 0.1%
American Water Works Co., Inc.	128,316	18,764,932
Essential Utilities, Inc.(b)	168,535	6,500,395
		25,265,327
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	319,992	66,033,549
Total Common Stocks — 99.2% (Cost: $16,475,738,872)		34,917,233,086
Investment Companies
Equity Funds — 0.1%
iShares Russell 1000 ETF(b)(c)	165,436	52,011,424
Total Investment Companies — 0.1% (Cost: $38,911,033)		52,011,424

Schedule of Investments (unaudited)(continued)
September 30, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Real Estate Management & Development — 0.0%
Seaport Entertainment Group, Inc., (Expires 10/17/24, Strike Price USD 25.00)(a)(b)	2,409	$ 7,106
Total Rights — 0.0% (Cost: $ — )		7,106
Total Long-Term Investments — 99.3% (Cost: $16,514,649,905)		34,969,251,616
Short-Term Securities
Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(e)(f)	1,979,666,868	1,981,448,568
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)(e)	254,070,355	254,070,355
Total Short-Term Securities — 6.4% (Cost: $2,233,586,736)		2,235,518,923
Total Investments — 105.7% (Cost: $18,748,236,641)		37,204,770,539
Liabilities in Excess of Other Assets — (5.7)%		(1,999,143,376)
Net Assets — 100.0%		$ 35,205,627,163

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,024,962,526	$ —	$ (44,185,657)(a)	$ 105,086	$ 566,613	$ 1,981,448,568	1,979,666,868	$ 3,999,461 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	210,703,888	43,366,467 (a)	—	—	—	254,070,355	254,070,355	9,144,626	—
BlackRock, Inc.	80,757,864	1,970,330	(3,295,846)	184,973	13,088,088	92,705,409	97,635	1,499,140	—
iShares Russell 1000 ETF	130,944,320	1,439,086,376	(1,545,862,117)	27,203,954	638,891	52,011,424	165,436	2,068,716	—
				$ 27,494,013	$ 14,293,592	$ 2,380,235,756		$ 16,711,943	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Large Cap Index Master Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	783	12/20/24	$ 227,628	$ 4,101,497
S&P Mid 400 E-Mini Index	52	12/20/24	16,373	355,745
				$ 4,457,242
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 34,917,233,085	$ —	$ 1	$ 34,917,233,086
Investment Companies	52,011,424	—	—	52,011,424
Rights	7,106	—	—	7,106
Short-Term Securities
Money Market Funds	2,235,518,923	—	—	2,235,518,923
	$37,204,770,538	$—	$1	$37,204,770,539
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 4,457,242	$ —	$ —	$ 4,457,242

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s